Pensions and post-retirement benefits - Deficit reduction contributions (Details) - United Kingdom Retirement Fund (UKRF) [member] - Pension defined benefit plans [member] - United Kingdom [member] - GBP (£)
£ in Millions
	1 Months Ended			12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Apr. 30, 2019	Dec. 31, 2020
Disclosure of fair value of plan assets [line items]
Deficit reduction contribution				£ 1,000
2020 [member] | Deficit reduction contributions 30 September 2019 valuation [member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contribution	£ 500	£ 0	£ 0	500
2022 [member] | Deficit reduction contributions 30 September 2019 valuation [member] | Future commitments [member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contribution				700
2023 [member] | Deficit reduction contributions 30 September 2019 valuation [member] | Future commitments [member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contribution				294
2024 [member] | Deficit reduction contributions 30 September 2019 valuation [member] | Future commitments [member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contribution				286
2025 [member] | Deficit reduction contributions 30 September 2019 valuation [member] | Future commitments [member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contribution				0
2026 [member] | Deficit reduction contributions 30 September 2019 valuation [member] | Future commitments [member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contribution				£ 0